Severance and Exit Costs - Schedule of Changes in Severance and Exit Costs Accruals (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Restructuring and Related Activities [Abstract]
Beginning of period		$ 1,988	$ 3,730	$ 3,730	$ 3,730	$ 4,509
Payments		(879)	(2,970)		(6,463)	(9,106)
Impairment of right-of-use assets		(580)
Expenses	$ 55	362	1,720	$ 4,666	4,721	8,327	$ 8,307
End of period	$ 1,988	$ 891	$ 2,480		$ 1,988	$ 3,730	$ 4,509